Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
June 30, 2022

Dates Covered
Collections Period	06/01/22 - 06/30/22
Interest Accrual Period	06/15/22 - 07/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/22	319,214,408.13	19,861
Yield Supplement Overcollateralization Amount 05/31/22	10,516,721.57	0
Receivables Balance 05/31/22	329,731,129.70	19,861
Principal Payments	14,532,253.41	407
Defaulted Receivables	123,035.66	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/22	9,788,834.20	0
Pool Balance at 06/30/22	305,287,006.43	19,446

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.17%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	2,452,699.90	116
Past Due 61-90 days	604,721.10	30
Past Due 91-120 days	94,899.32	4
Past Due 121+ days	0.00	0
Total	3,152,320.32	150

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.00%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	43,414.73
Aggregate Net Losses/(Gains) - June 2022	79,620.93
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.29%
Prior Net Losses/(Gains) Ratio	-0.01%
Second Prior Net Losses/(Gains) Ratio	-0.26%
Third Prior Net Losses/(Gains) Ratio	-0.09%
Four Month Average	-0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.66%
Weighted Average Contract Rate, Yield Adjusted	5.84%
Weighted Average Remaining Term	38.03

Flow of Funds	$ Amount
Collections	15,571,091.81
Investment Earnings on Cash Accounts	7,606.13
Servicing Fee	(274,775.94)
Transfer to Collection Account	-
Available Funds	15,303,922.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	157,440.31
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	9,678,352.40
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,171,373.74

Total Distributions of Available Funds	15,303,922.00

Servicing Fee	274,775.94
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 06/15/22	314,965,358.83
Principal Paid	13,927,401.70
Note Balance @ 07/15/22	301,037,957.13

Class A-1
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-2a
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-2b
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-3
Note Balance @ 06/15/22	199,885,358.83
Principal Paid	13,927,401.70
Note Balance @ 07/15/22	185,957,957.13
Note Factor @ 07/15/22	65.9893389%

Class A-4
Note Balance @ 06/15/22	76,830,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	76,830,000.00
Note Factor @ 07/15/22	100.0000000%

Class B
Note Balance @ 06/15/22	25,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	25,500,000.00
Note Factor @ 07/15/22	100.0000000%

Class C
Note Balance @ 06/15/22	12,750,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	12,750,000.00
Note Factor @ 07/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	205,146.56
Total Principal Paid	13,927,401.70
Total Paid	14,132,548.26

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	104,939.81
Principal Paid	13,927,401.70
Total Paid to A-3 Holders	14,032,341.51

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2420094
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.4300228
Total Distribution Amount	16.6720322

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3723911
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.4230011
Total A-3 Distribution Amount	49.7953922

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	694.91
Noteholders' Principal Distributable Amount	305.09

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/22	8,498,098.59
Investment Earnings	7,269.40
Investment Earnings Paid	(7,269.40)
Deposit/(Withdrawal)	-
Balance as of 07/15/22	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,060,575.19	$848,090.94	$706,444.80
Number of Extensions	50	41	35
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.25%	0.20%